TAXATION - Company's subsidiaries (Details) - CNY (¥)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Taxation
Deferred tax liability provided on the outside basis difference from undistributed earnings	¥ 0
Hong Kong Profits Tax
Taxation
Applicable tax rate (as a percent)	16.50%
Taiwan Enterprise Income Tax
Taxation
Applicable tax rate (as a percent)	17.00%
PRC Corporate Income Tax
Taxation
Applicable tax rate (as a percent)	25.00%
PRC Corporate Income Tax | Western region of China | Chengdu Ctrip
Taxation
Applicable tax rate approved (as a percent)				15.00%
PRC Corporate Income Tax | Western region of China | Chengdu Information
Taxation
Applicable tax rate approved (as a percent)		15.00%	15.00%
PRC Corporate Income Tax | High new tech enterprises | Ctrip Travel Network
Taxation
Applicable tax rate (as a percent)	15.00%
PRC Corporate Income Tax | High new tech enterprises | Jointwisdom
Taxation
Applicable tax rate (as a percent)	15.00%